Goodwill and Other Intangible Assets (Details) (USD $)	12 Months Ended
	Dec. 02, 2012	Nov. 27, 2011	Nov. 28, 2010
Goodwill and Other Intangible Assets
Accumulated goodwill impairment losses	$ 28,600,000	$ 28,600,000
Goodwill
Balance at the beginning of the period	361,026,000	361,958,000
Additions due to acquisition of Comfort Revolution	357,000
Increase (decrease) due to foreign currency translation	1,846,000	(932,000)
Balance at the end of the period	363,229,000	361,026,000	361,958,000
Other Intangible Assets
Gross Carrying Amount	19,715,000	4,612,000
Accumulated amortization	(5,005,000)	(3,496,000)
Net Carrying Amount	14,710,000	1,116,000
Amortization expense	678,000	289,000	289,000
Expected amortization expense
2013	1,400,000
2014	1,400,000
2015	1,400,000
2016	1,400,000
2017	1,400,000
Thereafter	7,500,000
Impairment charge	827,000
Weighted Average
Other Intangible Assets
Useful life	10 years 6 months
Licenses
Other Intangible Assets
Gross Carrying Amount	4,615,000	4,612,000
Accumulated amortization	(4,615,000)	(3,496,000)
Net Carrying Amount		1,116,000
Extendable term of license	5 years
Trademarks
Other Intangible Assets
Gross Carrying Amount	3,100,000
Accumulated amortization	(73,000)
Net Carrying Amount	3,027,000
Trademarks | Weighted Average
Other Intangible Assets
Useful life	11 years 6 months
Intellectual property
Other Intangible Assets
Gross Carrying Amount	3,300,000
Accumulated amortization	(95,000)
Net Carrying Amount	3,205,000
Intellectual property | Weighted Average
Other Intangible Assets
Useful life	9 years 6 months
Customer relationships
Other Intangible Assets
Gross Carrying Amount	8,700,000
Accumulated amortization	(223,000)
Net Carrying Amount	$ 8,477,000
Customer relationships | Weighted Average
Other Intangible Assets
Useful life	10 years 6 months